ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	$3,215,618	$4,116,849
Other current assets	68,443	98,845
Amounts due from subsidiaries	2,522,609	9,469,035

Total current assets	5,806,670	13,684,729
Investments in subsidiaries	148,162,084	161,586,393
Investments in an affiliate	743,153	—
Long-term investments	7,050,000	—

Total assets	$161,761,907	$175,271,122

Liabilities and equity
Current liabilities:
Other current liabilities	$703,640	$254,486
Dividend payable	15,177	467

Total current liabilities	718,817	254,953

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 93,904,748 and 94,566,617 shares issued and 89,276,915 and 89,938,784 shares outstanding as of December 31, 2010 and 2011, respectively)	939,047	945,666
Additional paid-in capital	157,092,684	158,095,135
Retained earnings (deficits)	(8,004,801)	(2,881,542)
Accumulated other comprehensive income	22,480,106	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2010 and 2011, respectively)	(11,463,946)	(11,463,946)

Total equity	161,043,090	175,016,169

Total liabilities and equity	$161,761,907	$175,271,122

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2009	2010	2011
Operating expenses:
Other selling and marketing expenses	$1,176,988	$1,267,745	$25,151
General and administrative expenses	3,647,183	1,134,131	1,062,981

Total operating expenses	4,824,171	2,401,876	1,088,132

Loss from operations	(4,824,171)	(2,401,876)	(1,088,132)
Equity in earnings (losses) of subsidiaries	17,051,897	(5,395,226)	6,818,439
Other income (expenses)	(344,462)	1,741,519	136,105

Income (loss) before income taxes	11,883,264	(6,055,583)	5,866,412
Income taxes	—	—	—

Equity in losses of affiliates	—	(353,598)	(743,153)

Net income (loss) attributable to Acorn International, Inc. shareholders	$11,883,264	$(6,409,181)	$5,123,259

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	Ordinary shares		Additional Paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income	Treasury stock, at cost		Total equity
	Shares	Amount				Shares	Amount
Balance at January 1, 2009	93,543,506	$935,435	$204,292,050	$(10,282,848)	$15,113,507	(5,334,138)	$(15,676,206)	$194,381,938
Net income	—	—	—	11,883,264	—	—	—	11,883,264
Unrealized gains on available-for-sales securities	—	—	—	—	2,312,564	—	—	2,312,564
Foreign currency translation adjustments	—	—	—	—	136,490	—	—	136,490

Total comprehensive income								14,332,318

Exercise of stock options	1,242	12	2,050	—	—	—	—	2,062
Repurchase of ordinary shares	—	—	—	—	—	(1,917,798)	(2,288,136)	(2,288,136)
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang	—	—	—	(3,047,436)	—	2,564,103	6,351,796	3,304,360
Share-based compensation	—	—	1,845,885	—	—	—	—	1,845,885
Appropriated special dividend	—	—	(29,322,782)	—	—	—	—	(29,322,782)

Balance at December 31, 2009	93,544,748	$935,447	$176,817,203	$(1,447,020)	$17,562,561	(4,687,833)	$(11,612,546)	$182,255,645
Net loss	—	—	—	(6,409,181)	—	—	—	(6,409,181)
Unrealized losses on available-for-sales securities	—	—	—	—	(7,345)	—	—	(7,345)
Foreign currency translation adjustments	—	—	—	—	4,924,890	—	—	4,924,890

Total comprehensive loss								(1,491,636)

Exercise of stock options	360,000	3,600	594,000	—	—	—	—	597,600
Issuance of repurchased shares upon vesting of restricted share units	—	—	—	(148,600)	—	60,000	148,600	—
Share-based compensation	—	—	215,171	—	—	—	—	215,171
Appropriated special dividend	—	—	(20,533,690)	—	—	—	—	(20,533,690)

Balance at December 31, 2010	93,904,748	$939,047	$157,092,684	$(8,004,801)	$22,480,106	(4,627,833)	$(11,463,946)	$161,043,090
Net income	—	—	—	5,123,259	—	—	—	5,123,259
Unrealized losses on available-for-sales securities	—	—	—	—	21,965	—	—	21,965
Gains on disposition of available-for-sale securities	—	—	—	—	(499,019)	—	—	(499,019)
Foreign currency translation adjustments	—	—	—	—	8,317,804	—	—	8,317,804

Total comprehensive income								12,964,009

Exercise of stock options	556,581	5,566	873,831	—	—	—	—	879,397
Exercise of restricted share units	105,288	1,053	(1,053)	—	—	—	—	—
Share-based compensation	—	—	129,673	—	—	—	—	129,673

Balance at December 31, 2011	94,566,617	$945,666	$158,095,135	$(2,881,542)	$30,320,856	(4,627,833)	$(11,463,946)	$175,016,169

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2009	2010	2011
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$11,883,264	$(6,409,181)	$5,123,259
Share-based compensation	1,845,885	215,171	129,673
Equity in (earnings) losses of subsidiaries	(17,051,897)	5,395,226	(6,818,439)
Equity in (earnings) losses of an affiliate	—	(684,944)	743,153
Loss (Gain) on change in fair value of derivative asset	1,335,630	(170,690)	255,453
Gain on sales of long-term investment	—	—	(449,453)
Accrued interests on available-for-sale securities	(735,455)	(382,930)	(212,000)
Changes in operating assets and liabilities:
Other current assets	53,498	49,769	(30,402)
Amounts due from subsidiaries	(1,044,553)	7,440,735	(6,946,426)
Other current liabilities	555,823	(732,653)	(449,154)

Net cash provided by (used in) operating activities	$(3,157,805)	$4,720,503	$(8,654,336)

Investing activities:
Redemption of available-for-sale securities by the issuer	10,000,000	—	—
Investments in subsidiaries	(7,905,649)	(449,657)	1,570,880
Sale of long-term investment	—	—	7,120,000
Amounts due from a subsidiary	1,200,000	—	—

Net cash provided by (used in) investing activities	$3,294,351	$(449,657)	$8,690,880

Financing activities:
Dividends paid	—	(49,841,295)	(14,710)
Proceeds from exercise of stock options	2,062	597,600	879,397
Repurchase of ordinary shares	(2,288,136)	—	—
Yiyang Yukang first earn-out payment	(6,700,000)	—	—

Net cash provided by (used in) financing activities	$(8,986,074)	$(49,243,695)	$864,687

Net increase (decrease) in cash and cash equivalents	$(8,849,528)	$(44,972,849)	$901,231
Cash and cash equivalents at the beginning of the year	57,037,995	48,188,467	3,215,618

Cash and cash equivalents at the end of the year	$48,188,467	$3,215,618	$4,116,849

FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010, AND 2011

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.